UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    American Investment Services, Inc.
Address: PO Box 1000
         Great Barrington, MA  01230

13F File Number:  028-12178

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Seth L. Hoffman
Title:     Vice President
Phone:     413-528-1216

Signature, Place, and Date of Signing:

      /s/  Seth L. Hoffman     Great Barrington, MA     January 28, 2008

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     41

Form13F Information Table Value Total:     $51,082 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE


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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALCOA INC                      COM              013817101      197    17465          SOLE                    17465        0        0
ALTRIA GROUP INC               COM              02209S103      677    44933          SOLE                    44933        0        0
ANGLOGOLD ASHANTI LTD          SPONSORED ADR    035128206      308    11130          SOLE                    11130        0        0
AT&T INC                       COM              00206R102     1864    65398          SOLE                    65398        0        0
BANK OF AMERICA CORPORATION    COM              060505104     1586   112647          SOLE                   112647        0        0
BARRICK GOLD CORP              COM              067901108     2374    64567          SOLE                    64567        0        0
CATERPILLAR INC DEL            COM              149123101      206     4620          SOLE                     4620        0        0
CITIGROUP INC                  COM              172967101     1583   235850          SOLE                   235850        0        0
COVIDIEN LTD                   COM              G2552X108      260     7168          SOLE                     7168        0        0
DNP SELECT INCOME FD           COM              23325P104     3419   555989          SOLE                   555989        0        0
EXXON MOBIL CORP               COM              30231G102      715     8955          SOLE                     8955        0        0
GENERAL ELECTRIC CO            COM              369604103      765    47231          SOLE                    47231        0        0
GOLD FIELDS LTD NEW            SPONSORED ADR    38059T106      296    29792          SOLE                    29792        0        0
GOLDCORP INC NEW               COM              380956409      845    26787          SOLE                    26787        0        0
ISHARES COMEX GOLD TR          ISHARES          464285105     4451    52104          SOLE                    52104        0        0
ISHARES TR                     MSCI VAL IDX     464288877      222     5487          SOLE                     5487        0        0
ISHARES TR                     COHEN&ST RLTY    464287564      772    17472          SOLE                    17472        0        0
ISHARES TR                     DJ US REAL EST   464287739      217     5830          SOLE                     5830        0        0
ISHARES TR                     BARCLYS 1-3 YR   464287457      805     9509          SOLE                     9509        0        0
ISHARES TR                     BARCLYS TIPS BD  464287176      689     6939          SOLE                     6939        0        0
ISHARES TR                     RUSSELL 2000     464287655      340     6900          SOLE                     6900        0        0
ISHARES TR                     MSCI EAFE IDX    464287465      483    10774          SOLE                    10774        0        0
ISHARES TR                     RUSSELL1000GRW   464287614      834    22495          SOLE                    22495        0        0
ISHARES TR                     RUSSELL1000VAL   464287598     1012    20430          SOLE                    20430        0        0
ISHARES TR                     RSSL MCRCP IDX   464288869      227     7142          SOLE                     7142        0        0
ISHARES TR                     S&P500 GRW       464287309     1200    26717          SOLE                    26717        0        0
ISHARES TR                     S&P 500 VALUE    464287408     1314    29073          SOLE                    29073        0        0
ISHARES TR                     S&P EURO PLUS    464287861      264     8484          SOLE                     8484        0        0
ISHARES TR                     S&P SMLCP VALU   464287879     1032    21223          SOLE                    21223        0        0
ISHARES TR                     MSCI EMERG MKT   464287234      597    23902          SOLE                    23902        0        0
JPMORGAN & CHASE & CO          COM              46625H100      206     6547          SOLE                     6547        0        0
NEWMONT MINING CORP            COM              651639106     1224    30069          SOLE                    30069        0        0
PFIZER INC                     COM              717081103     5900   333150          SOLE                   333150        0        0
PHILIP MORRIS INTL INC         COM              718172109     1883    43285          SOLE                    43285        0        0
RIO TINTO PLC                  SPONSORED ADR    767204100      356     4007          SOLE                     4007        0        0
SPDR GOLD TRUST                GOLD SHS         78463V107     1463    16915          SOLE                    16915        0        0
VANGUARD INDEX FDS             REIT ETF         922908553     1284    35213          SOLE                    35213        0        0
VANGUARD INDEX FDS             SM CP VAL ETF    922908611     1509    35551          SOLE                    35551        0        0
VANGUARD INDEX FDS             VALUE ETF        922908744     2462    59824          SOLE                    59824        0        0
VANGUARD TAX-MANAGED FD        EUROPE PAC ETF   921943858      261     9494          SOLE                     9494        0        0
VERIZON COMMUNICATIONS INC     COM              92343V104     4980   146907          SOLE                   146907        0        0